Post-Employment Obligation - Disclosure of Defined Benefit Plans Expense Recognised in Income Statement (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cost of current service	R$ 15	R$ 19	R$ 17
Interest on the actuarial obligation	1,161	1,246	1,263
Expected return on the assets of the Plan	(771)	(810)	(833)
Past service cost		(619)
Expense according to actuarial calculation	405	(164)	447
Pension plans and retirement supplement plans [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	4	5	5
Interest on the actuarial obligation	959	980	1,014
Expected return on the assets of the Plan	(771)	(810)	(833)
Expense according to actuarial calculation	192	175	186
Health plan [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	10	11	9
Interest on the actuarial obligation	172	178	173
Expense according to actuarial calculation	182	189	182
Dental plan [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	0
Interest on the actuarial obligation	4	3	4
Expense according to actuarial calculation	4	3	4
Life insurance [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	1	3	3
Interest on the actuarial obligation	26	85	72
Past service cost		(619)
Expense according to actuarial calculation	R$ 27	R$ (531)	R$ 75